Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Assets
Property, plant and equipment	€ 10,091	€ 10,160		€ 9,869
Right-of-use assets	1,510	1,654		1,815
Goodwill	43,384	49,404		49,892
Other intangible assets	22,629	24,319		21,640
Investments accounted for using the equity method	316	424		677
Other non-current assets	3,753	3,218		3,095
Non-current income tax assets	560	188		242
Deferred tax assets	7,967	6,427		5,381
Non-current assets	90,210	95,794		92,611
Inventories	9,431	9,666		8,960
Accounts receivable	7,677	8,433		8,424
Other current assets	3,826	3,455		3,532
Current income tax assets	724	391		374
Cash and cash equivalents	7,441	8,710	[1]	12,736	[1]
Current assets	42,588	30,670		34,111
Non-current assets or disposal groups classified as held for sale	13,489	15		85
Total assets	132,798	126,464		126,722
Equity and liabilities
Equity attributable to equity holders of Sanofi	77,507	74,040		74,784
Equity attributable to non-controlling interests	350	313		368
Total equity	77,857	74,353		75,152
Long-term debt	11,791	14,347		14,857
Non-current lease liabilities	1,645	1,755		1,904
Non-current liabilities related to business combinations and to non-controlling interests	569	501		674
Non-current provisions and other non-current liabilities	8,096	7,602		6,341
Non-current income tax liabilities	1,512	1,842		1,979
Deferred tax liabilities	2,166	1,857		1,841
Non-current liabilities	25,779	27,904		27,596
Accounts payable	7,551	7,328		6,813
Current liabilities related to business combinations and to non-controlling interests	72	208		105
Current provisions and other current liabilities	14,241	13,741		12,021
Current income tax liabilities	697	597		574
Current lease liabilities	261	275		277
Short-term debt and current portion of long-term debt	4,209	2,045		4,174
Current liabilities	29,162	24,207		23,974
Liabilities included in disposal groups classified as held for sale	2,131	13		10
Total equity and liabilities	€ 132,798	€ 126,464		€ 126,722

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).